Equity - Disclosure of assumptions used to value the equity instruments (Details) - EUR (€)		1 Months Ended
	Nov. 18, 2024	Nov. 30, 2023
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period	3 years	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period	5 years	5 years
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, employee subscription price (in EUR per share)	€ 9.74	€ 14.52